UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	July 31
Date of reporting period:	January 31, 2024
American Conservative Values ETF

Item #1(a). Reports to Stockholders.

American Conservative Values ETF

SEMI-ANNUAL
REPORT

For the Six Months Ended January 31, 2024 (unaudited)

AMERICAN CONSERVATIVE VALUES ETF

Important Disclosure Statement (unaudited)

The American Conservative Values ETF’s (the “Fund”) summary prospectus and prospectus contain important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Fund’s summary prospectus and/or prospectus containing this and other important information, please call 888-909-6030. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and Ridgeline Research LLC is the investment advisor.

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Fund may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Fund’s Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of January 31, 2024 and are subject to change at any time. For most recent information, please call 888-909-6030.

SEMI-ANNUAL REPORT | JANUARY 31, 2024

AMERICAN CONSERVATIVE VALUES ETF

Portfolio Compositionas of January 31, 2024 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
COMMON STOCKS:
Information Technology - Software & Services	16.68%
Financials	13.60%
Information Technology - Hardware	13.47%
Health Care	11.82%
Consumer Discretionary	11.59%
Industrials	10.98%
Consumer Staples	7.69%
Energy	3.82%
Communication Services	3.64%
Materials	2.52%
Utilities	2.02%
Real Estate	1.95%
99.78%

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2024

AMERICAN CONSERVATIVE VALUES ETF

Schedule of InvestmentsJanuary 31, 2024 (unaudited)

	Security Description	Shares	Value
99.78%	COMMON STOCK

3.64%	COMMUNICATION SERVICES
	Charter Communications, Inc.(A)	971	$359,959
	Electronic Arts, Inc.	1,555	213,937
	Fox Corp. Class A	2,725	88,018
	Fox Corp. Class B	2,573	77,216
	Live Nation Entertainment(A)	723	64,238
	News Corp. Class A	3,930	96,835
	News Corp. Class B	3,587	91,720
	Omnicom Group, Inc.	2,627	237,428
	Paramount Global Class B	11,538	168,339
	Pinterest, Inc.(A)	2,946	110,387
	Spotify Technology SA ADR(A)	934	201,137
	Take-Two Interactive(A)	1,075	177,300
	The Interpublic Group	5,755	189,857
	T-Mobile US, Inc.	3,948	636,536
			2,712,907

11.59%	CONSUMER DISCRETIONARY
	Advance Auto Parts	162	10,830
	Airbnb, Inc.(A)	2,551	367,701
	Aptiv plc ADR(A)	643	52,295
	Autozone, Inc.(A)	80	220,970
	Bath & Body Works, Inc.	707	30,161
	Best Buy Co., Inc.	563	40,812
	Booking Holdings, Inc.(A)	174	610,300
	Borg-Warner, Inc.	719	24,374
	Chipotle Mexican Grill, Inc.(A)	81	195,110
	DR Horton, Inc.	644	92,034
	Darden Restaurants, Inc.	325	52,838
	Domino’s Pizza, Inc.	81	34,524
	DoorDash, Inc.(A)	1,642	171,096
	eBay, Inc.	1,346	55,280
	Etsy, Inc.(A)	967	64,363
	Expedia Group, Inc.(A)	1,670	247,711
	Ford Motor Co.	9,991	117,095
	Garmin Ltd. ADR	1,971	235,515
	Genuine Parts Co.	405	56,793

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2024

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments - continuedJanuary 31, 2024 (unaudited)

	Security Description	Shares	Value
	Hasbro, Inc.	164	$8,028
	Hilton Worldwide Holdings, Inc.	643	122,787
	Home Depot, Inc.	3,921	1,383,956
	Kohl’s Corp.	2,985	76,894
	Las Vegas Sands Corp.	965	47,208
	Lennar Corp.	480	71,928
	Lithia Motors, Inc.	335	98,775
	LKQ Corp.	480	22,402
	Marriott International Class A	1,530	366,787
	McDonald’s Corp.	3,076	900,407
	MGM Resorts International(A)	2,010	87,174
	O’Reilly Automotive, Inc.(A)	356	364,206
	Phinia, Inc.	147	4,445
	Polo Ralph Lauren Corp.	80	11,494
	Pool Corp.	81	30,071
	Pulte Group, Inc.	244	25,513
	PVH Corp.	161	19,362
	Ross Stores, Inc.	1,967	275,931
	Royal Caribbean Cruises ADR(A)	403	51,382
	Skechers U.S.A., Inc.(A)	1,746	109,020
	Tapestry, Inc.	484	18,774
	Tesla, Inc.(A)	5,274	987,767
	TJX Companies, Inc.	6,594	625,837
	Tractor Supply Co.	244	54,802
	Ulta Beauty, Inc.(A)	81	40,666
	Under Armour, Inc. Class C(A)	6,562	48,559
	Under Armour, Inc. Class A(A)	5,777	44,021
	Wynn Resorts Ltd.	239	22,569
	Yum! Brands, Inc.	252	32,631
			8,633,198

7.69%	CONSUMER STAPLES
	Altria Group, Inc.	3,772	151,333
	Archer-Daniels-Midland Co.	652	36,238
	Brown-Forman Corp. Class B	491	26,956
	Church & Dwight Co.	403	40,240
	The Clorox Co.	74	10,748
	Colgate-Palmolive Co.	2,097	176,567
	Constellation Brands, Inc.	639	156,606

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2024

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments - continuedJanuary 31, 2024 (unaudited)

	Security Description	Shares	Value
	Costco Wholesale Corp.	1,677	$1,165,314
	Dollar General Corp.	738	97,468
	Dollar Tree, Inc.(A)	398	51,987
	Estee Lauder Cos. Class A	403	53,192
	General Mills, Inc.	966	62,703
	Kimberly-Clark Corp.	562	67,985
	The Kraft Heinz Co.	1,527	56,698
	Kroger Co.	562	25,931
	McCormick & Co., Inc.(B)	322	21,947
	Mondelez International Inc. Class A	8,935	672,537
	Monster Beverage Corp.(A)	3,048	167,701
	PepsiCo, Inc.	4,956	835,235
	Philip Morris International, Inc.	4,212	382,660
	The Procter & Gamble Co.	8,320	1,307,405
	Sysco Corp.	381	30,834
	The Hershey Company	244	47,224
	Tyson Foods, Inc. Class A	641	35,101
	Walgreens Boots Alliance, Inc.	2,088	47,126
			5,727,736

3.82%	ENERGY
	Baker Hughes Co.	1,683	47,965
	Chevron Corp.	4,169	614,636
	ConocoPhillips	1,768	197,786
	EOG Resources, Inc.	883	100,477
	Exxon Mobil Corp.	10,556	1,085,262
	Halliburton Co.	1,601	57,076
	Hess Corp.	241	33,868
	Kinder Morgan, Inc.	3,690	62,435
	Marathon Petroleum Corp.	1,608	266,285
	Occidental Petroleum Corp.	1,609	92,630
	Oneok, Inc.	719	49,072
	Pioneer Natural Resources	161	37,003
	Schlumberger Ltd. ADR	3,045	148,291
	Williams Cos., Inc.	1,522	52,752
			2,845,538

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2024

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments - continuedJanuary 31, 2024 (unaudited)

	Security Description	Shares	Value
13.60%	FINANCIALS
	Aflac, Inc.	482	$40,652
	Allstate Corp.	222	34,466
	American International Group	567	39,412
	Ameriprise Financial, Inc.	326	126,107
	Aon plc ADR	403	120,267
	Arthur J Gallagher & Co.	163	37,842
	Bank Of New York Mellon	778	43,148
	Berkshire Hathaway Class B(A)	5,361	2,057,230
	Blackstone, Inc.	2,088	259,852
	Capital One Financial	808	109,339
	CBOE Global Markets, Inc.	846	155,537
	Chubb Ltd. ADR	1,203	294,735
	Cincinnati Financial Corp.	325	36,010
	Citigroup, Inc.	5,917	332,358
	Citizens Financial Group	1,362	44,537
	CME Group, Inc.	1,786	367,630
	Discover Financial Services	1,780	187,826
	Fidelity National Information Services, Inc.	1,361	84,736
	Fifth Third Bancorp	2,247	76,937
	Fiserv, Inc.(A)	3,377	479,095
	Franklin Resources, Inc.	478	12,729
	Global Payments, Inc.	1,433	190,919
	Hartford Financial Services Group, Inc.	564	49,045
	Huntington Bancshares	2,489	31,685
	Intercontinental Exchange	2,227	283,564
	Invesco Ltd. ADR	246	3,894
	Keycorp	1,686	24,498
	KKR & Co., Inc.	1,332	115,324
	Loews Corp.	393	28,634
	MarketAxess Holdings, Inc.	81	18,266
	Marsh & McLennan Cos, Inc.	1,041	201,787
	Mastercard, Inc. Class A	2,961	1,330,170
	MetLife, Inc.	2,806	194,512
	Moody’s Corporation	797	312,456
	Morgan Stanley	2,242	195,592
	MSCI, Inc.	83	49,685
	Northern Trust Corp.	641	51,049

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2024

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments - continuedJanuary 31, 2024 (unaudited)

	Security Description	Shares	Value
	The PNC Financial Services Group, Inc.	1,453	$219,708
	Principal Financial Group, Inc.	323	25,549
	Prudential Financial, Inc.	326	34,207
	Raymond James Financial	483	53,217
	Regions Financial Corp.	2,886	53,882
	Rocket Cos, Inc.(A)	5,915	72,814
	S&P 500 Global, Inc.	1,106	495,875
	State Street Corp.	963	71,137
	Synchrony Financial	163	6,336
	T Rowe Price Group, Inc.	564	61,166
	The Charles Schwab Corp.	2,191	137,858
	The Travelers Companies, Inc.	169	35,720
	Truist Financial Corp.	3,848	142,607
	US Bancorp	4,628	192,247
	Wells Fargo & Co.	8,789	441,032
	Willis Towers Watson plc ADR	244	60,097
			10,124,977

11.82%	HEALTH CARE
	Abbott Laboratories	3,991	451,582
	Abbvie, Inc.	4,093	672,889
	Agilent Technologies, Inc.	403	52,430
	Amgen, Inc.	1,122	352,600
	Becton Dickinson & Co.	564	134,689
	Biogen, Inc.(A)	101	24,913
	Boston Scientific Corp.(A)	2,966	187,629
	Bristol-Myers Squibb Co.	5,451	266,390
	Cardinal Health, Inc.	477	52,084
	Cencora, Inc.	483	112,384
	Centene Corp.(A)	880	66,273
	The Cigna Group	1,583	476,404
	Cooper Cos., Inc.(A)	81	30,215
	CVS Health Corp.	2,811	209,054
	Danaher Corp.	1,837	440,715
	Dexcom, Inc.(A)	648	78,635
	Edwards Lifescience Corp.(A)	1,127	88,436
	Elevance Health, Inc.	756	373,041
	Eli Lilly & Co.	1,656	1,069,130
	Embecta Corp.	97	1,663

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2024

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments - continuedJanuary 31, 2024 (unaudited)

	Security Description	Shares	Value
	Fortrea Holdings, Inc.(A)	162	$5,015
	GE Healthcare Technologies	736	53,993
	Gilead Sciences, Inc.	894	69,964
	HCA Healthcare, Inc.	238	72,566
	Hologic, Inc.(A)	241	17,940
	Humana, Inc.	559	211,335
	Idexx Laboratories, Inc.(A)	83	42,752
	Illumina, Inc.(A)	322	46,049
	Incyte Corp.(A)	246	14,457
	Intuitive Surgical, Inc.(A)	1,059	400,535
	Iqvia Holdings, Inc.(A)	321	66,842
	Laboratory Corp. of America	162	36,013
	McKesson Corp.	403	201,456
	Medtronic plc ADR	2,946	257,893
	Merck & Company, Inc.	6,013	726,250
	Mettler-Toledo International, Inc.(A)	1	1,197
	Regeneron Pharmaceuticals, Inc.(A)	246	231,924
	ResMed, Inc.	163	31,003
	Stryker Corp.	722	242,217
	Thermo Fisher Scientific, Inc.	875	471,607
	Veeva Systems, Inc. Class A(A)	154	31,941
	Vertex Pharmaceuticals(A)	569	246,593
	Zimmer Biomet Holdings	251	31,526
	Zoetis, Inc.	795	149,309
			8,801,533

10.98%	INDUSTRIALS
	3M Co.	631	59,535
	American Airlines Group(A)	4,170	59,339
	Ametek, Inc.	319	51,694
	Automatic Data Processing, Inc.	1,126	276,748
	The Boeing Co.(A)	1,106	233,410
	Broadridge Financial Solutions, Inc.	243	49,621
	Builders FirstSource, Inc.(A)	734	127,518
	Canadian Pacific Kansas City Southern ADR	1,614	129,879
	Carrier Global Corp.	883	48,309
	Caterpillar, Inc.	1,202	360,973
	CH Robinson Worldwide, Inc.	246	20,686

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2024

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments - continuedJanuary 31, 2024 (unaudited)

Security Description	Shares	Value
Cintas Corp.	402	$243,037
Copart, Inc.(A)	8,490	407,860
CSX Corp.	4,808	171,646
Cummins, Inc.	403	96,438
Deere & Co.	642	252,678
Eaton Corp. plc	1,507	370,843
Emerson Electric Co.	1,442	132,275
Equifax, Inc.	242	59,130
Expeditors International of Washington, Inc.	324	40,931
Fastenal Co.	1,206	82,285
FedEx Corp.	483	116,543
Fortive Corporation	566	44,250
General Dynamics Corp.	235	62,273
General Electric Co.	2,249	297,813
Grainger WW, Inc.	82	73,442
Honeywell International	1,834	370,945
JB Hunt Transport Services, Inc.	81	16,279
Illinois Tool Works, Inc.	483	126,015
Ingersoll Rand, Inc.	644	51,430
Jacobs Solutions, Inc.	239	32,210
Johnson Controls International ADR	2,090	110,122
L3Harris Technologies, Inc.	484	100,875
Lockheed Martin Corp.	558	239,611
Norfolk Southern Corp.	175	41,167
Northrop Grumman Corp.	323	144,303
Old Dominion Freight	163	63,736
Otis Worldwide Corp.	478	42,274
PACCAR, Inc.	1,101	110,529
Parker-Hannifin Corp.	243	112,873
Paychex, Inc.	804	97,871
Paycom Software, Inc.	81	15,409
Quanta Services, Inc.	81	15,718
RB Global, Inc. ADR	1,650	105,550
Republic Services, Inc.	1,599	273,621
Rockwell Automation, Inc.	81	20,516
RTX Corp.	3,208	292,313
Southwest Airlines Co.	1,606	48,003
Trane Technologies plc ADR	400	100,820
Transdigm Group, Inc.	81	88,507

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2024

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments - continuedJanuary 31, 2024 (unaudited)

	Security Description	Shares	Value
	Uber Technologies, Inc.(A)	6,474	$422,558
	Union Pacific Corp.	1,437	350,527
	United Airlines Holdings(A)	562	23,256
	UPS, Inc. Class B	1,434	203,485
	Veralto Corp.	614	47,088
	Verisk Analytics, Inc.	1,006	242,979
	Wabtec Corp.	319	41,971
	Waste Management, Inc.	1,792	332,649
	Xylem, Inc.	163	18,328
			8,172,694

13.47%	INFORMATION TECHNOLOGY - HARDWARE
	Advanced Micro Devices(A)	3,604	604,355
	Amphenol Corp. Class A	1,280	129,408
	Analog Devices, Inc.	1,891	363,753
	Broadcom, Inc.	1,052	1,241,360
	Cisco Systems, Inc.	22,103	1,109,129
	Corning, Inc.	1,528	49,645
	HP, Inc.	3,754	107,777
	Intel Corp.	11,655	502,097
	Jabil, Inc.	1,133	141,954
	Keysight Technologies, Inc.(A)	322	49,350
	Lam Research Corp.	477	393,606
	Microchip Technology, Inc.	804	68,485
	Micron Technology, Inc.	2,872	246,274
	Motorola Solutions, Inc.	1,511	482,764
	Nvidia Corp.	4,959	3,051,124
	NXP Semiconductors NV ADR	701	147,610
	Qualcomm, Inc.	2,949	437,956
	Roper Technologies, Inc.	731	392,547
	TE Connectivity Ltd. ADR	806	114,605
	Texas Instruments, Inc.	2,469	395,336
			10,029,135

16.68%	INFORMATION TECHNOLOGY - SOFTWARE & SERVICES
	Accenture plc Class A ADR	2,158	785,253
	Adobe, Inc.(A)	1,670	1,031,693
	Ansys, Inc.(A)	466	152,769
	Applied Materials, Inc.	2,579	423,730

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2024

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments - continuedJanuary 31, 2024 (unaudited)

	Security Description	Shares	Value
	Arista Networks, Inc.(A)	1,602	$414,405
	Autodesk, Inc.(A)	878	222,845
	Cadence Design Systems(A)	1,363	393,171
	CDW Corp.	244	55,320
	Cognizant Tech Solutions	2,812	216,861
	CrowdStrike Holdings, Inc.(A)	423	123,728
	F5, Inc.(A)	786	144,388
	Fair Isaac Corp.(A)	145	173,830
	Fortinet, Inc.(A)	1,595	102,861
	Gartner Group, Inc.(A)	320	146,381
	Hewlett-Packard Enterprise	9,525	145,637
	Intuit, Inc.	1,173	740,550
	KLA Corp.	433	257,219
	Manhattan Associates, Inc.(A)	498	120,795
	Microsoft Corp.	9,733	3,869,646
	Oracle Corp.	5,656	631,775
	Palo Alto Networks, Inc.(A)	1,088	368,299
	Seagate Technology Holdings plc ADR	395	33,844
	ServiceNow, Inc.(A)	829	634,517
	Splunk, Inc.(A)	719	110,273
	Synopsys, Inc.(A)	811	432,547
	Tyler Technologies, Inc.(A)	76	32,129
	Verisign, Inc.(A)	1,700	338,096
	Workday, Inc. Class A(A)	698	203,167
	Zebra Technologies Corp.(A)	477	114,265
			12,419,994

2.52%	MATERIALS
	Air Products and Chemicals, Inc.	486	124,275
	Albemarle Corp.	81	9,294
	Amcor plc ADR	3,612	34,061
	Ball Corporation	804	44,582
	Celanese Corp. Class A	82	11,996
	Corteva, Inc.	1,608	73,132
	Dow, Inc.	639	34,250
	Dupont de Nemours, Inc.	544	33,619
	Ecolab, Inc.	566	112,193
	FMC Corp.	82	4,608
	Freeport-McMoran, Inc.	3,853	152,926

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2024

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments - continuedJanuary 31, 2024 (unaudited)

	Security Description	Shares	Value
	International Paper Co.	1,125	$40,309
	International Flavors & Fragrance, Inc.	161	12,989
	LyondellBasell Industries NV ADR	479	45,083
	The Mosaic Co.	641	19,685
	Linde plc ADR	1,690	684,163
	Newmont Goldcorp Corp.	1,524	52,593
	Nucor Corp.	558	104,307
	Packaging Corp. of America	163	27,038
	PPG Industries, Inc.	483	68,122
	The Sherwin-Williams Co.	484	147,320
	Sylvamo Corp.	89	4,132
	Vulcan Materials Co.	81	18,307
	WestRock Co.	403	16,225
			1,875,209

1.95%	REAL ESTATE
	Alexandria Real Estate Equities, Inc.	163	19,707
	American Tower Corporate REIT	883	172,759
	AvalonBay Communities, Inc.	244	43,678
	CBRE Group, Inc.(A)	963	83,117
	Crown Castle, Inc.	886	95,910
	Digital Realty Trust, Inc.	563	79,079
	Equinix, Inc.	245	203,294
	Equity Residential	724	43,578
	Extra Space Storage, Inc.	82	11,844
	Host Hotels & Resorts, Inc.	956	18,374
	Mid-America Apartment Communities	82	10,363
	Prologis, Inc.	2,582	327,114
	Public Storage	402	113,842
	Realty Income Corp.	389	21,158
	SBA Communications Corp.	73	16,342
	Simon Property Group, Inc.	399	55,305
	Ventas, Inc.	477	22,128
	Welltower, Inc.	804	69,554
	Weyerhaeuser Co.	1,281	41,978
			1,449,124

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2024

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments - continuedJanuary 31, 2024 (unaudited)

	Security Description	Shares	Value
2.02%	UTILITIES
	AES Corp.	477	$7,956
	Ameren Corp.	69	4,800
	American Electric Power, Inc.	330	25,786
	American Water Works Co.	163	20,215
	CenterPoint Energy, Inc.	802	22,408
	Consolidated Edison, Inc.	79	7,181
	Constellation Energy Corp.	323	39,406
	Dominion Energy, Inc.	461	21,077
	DTE Energy Co.	326	34,367
	Duke Energy Corp.	1,028	98,513
	Edison International	633	42,715
	Eversource Energy	643	34,863
	Exelon Corp.	780	27,152
	FirstEnergy Corp.	1,046	38,367
	NextEra Energy, Inc.	6,231	365,324
	Public Service Enterprise Group, Inc.	883	51,205
	Sempra Energy	350	25,046
	The Southern Company	7,741	538,154
	WEC Energy Group	486	39,249
	Xcel Energy, Inc.	964	57,715
			1,501,499

99.78%	TOTAL COMMON STOCK
	(Cost: $65,781,255)		74,293,544

99.78%	TOTAL INVESTMENTS
	(Cost: $65,781,255)		74,293,544
0.22%	Other assets, net of liabilities		167,437
100.00%	NET ASSETS		$74,460,981

(A)Non-income producing

(B)Non voting shares

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

REIT - Real Estate Investment Trust

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2024

AMERICAN CONSERVATIVE VALUES ETF

Statement of Assets and LiabilitiesJanuary 31, 2024 (unaudited)

ASSETS
Investments at value (cost of $65,781,255) (Note 1)	$74,293,544
Cash	163,003
Receivable for capital stock sold	935,018
Dividends receivable	45,819
TOTAL ASSETS	75,437,384

LIABILITIES
Payable for securities purchased	930,762
Accrued advisory fees	45,641
TOTAL LIABILITIES	976,403

NET ASSETS	$74,460,981

Net Assets Consist of:
Paid-in capital	$64,883,631
Distributable earnings (accumulated deficit)	9,577,350
Net Assets	$74,460,981

NET ASSET VALUE PER SHARE
Net Assets	$74,460,981
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	2,000,000
Net Asset Value and Offering Price Per Share	$37.23

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2024

AMERICAN CONSERVATIVE VALUES ETF

Statement of OperationsSix Months Ended January 31, 2024 (unaudited)

INVESTMENT INCOME
Dividend income (net of foreign tax withheld of $9)	$542,082
Total investment income	542,082

EXPENSES
Investment advisory fees (Note 2)	242,973
Total expenses	242,973
Net investment income (loss)	299,109

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	2,327,185
Change in unrealized appreciation (depreciation) of investments	2,428,727
Net realized and unrealized gain (loss) on investments	4,755,912

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$5,055,021

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2024

AMERICAN CONSERVATIVE VALUES ETF

Statements of Changes in Net Assets

	Six months ended January 31, 2024 (unaudited)	Year ended July 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$299,109	$358,050
Net realized gain (loss) on investments	2,327,185	(924,709)
Change in unrealized appreciation (depreciation) of investments	2,428,727	6,552,689
Increase (decrease) in net assets from operations	5,055,021	5,986,030

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders	(309,438)	(355,171)
Decrease in net assets from distributions	(309,438)	(355,171)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Proceeds from shares issued	23,150,112	18,432,924
Shares redeemed	(10,035,347)	—
Increase (decrease) in net assets from capital stock transactions	13,114,765	18,432,924

NET ASSETS
Increase (decrease) during period	17,860,348	24,063,783
Beginning of period	56,600,633	32,536,850
End of period	$74,460,981	$56,600,633

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2024

American Conservative Values ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

	Six months ended January 31, 2024 (unaudited)	Years ended July 31,		October 28, 2020(2) through July 31, 2021
		2023	2022

Net asset value, beginning of period	$34.83	$30.99	$32.55	$25.00

Investment activities
Net investment income (loss) (1)	0.16	0.29	0.25	0.19
Net realized and unrealized gain (loss) on investments	2.40	3.83	(1.58)	7.53
Total from investment activities	2.56	4.12	(1.33)	7.72
Distributions
Net investment income	(0.16)	(0.28)	(0.21)	(0.17)
Net realized gain	—	—	(0.02)	—
Total distributions	(0.16)	(0.28)	(0.23)	(0.17)

Net asset value, end of period	$37.23	$34.83	$30.99	$32.55

Total Return(3)	7.38%	13.45%	(4.06%)	30.96%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	0.75%	0.75%	0.75%	0.75%
Net investment income (loss)	0.92%	0.94%	0.77%	0.82%
Portfolio turnover rate(5)	14.41%	9.27%	3.70%	6.04%
Net assets, end of period (000’s)	$74,461	$56,601	$32,537	$13,965

(1)Per share amounts caluculated using the average shares outstanding during the period.

(2)Commencement of Operations.

(3)Total return is for the period indicated and has not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized.

(5)Portfolio turnover rate is for the period indicated, excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized for periods less than one year.

SEMI-ANNUAL REPORT | JANUARY 31, 2024

AMERICAN CONSERVATIVE VALUES ETF

Notes to Financial StatementsJanuary 31, 2024 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The American Conservative Values ETF (the “Fund”) is a diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on October 28, 2020.

The Fund’s objective is to seek to achieve long-term capital appreciation with capital preservation as a secondary objective.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

Generally, the Fund’s domestic securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures set by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to Ridgeline Research LLC (the “Advisor”) as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

SEMI-ANNUAL REPORT | JANUARY 31, 2024

AMERICAN CONSERVATIVE VALUES ETF

Notes to Financial Statements - continuedJanuary 31, 2024 (unaudited)

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SEMI-ANNUAL REPORT | JANUARY 31, 2024

AMERICAN CONSERVATIVE VALUES ETF

Notes to Financial Statements - continuedJanuary 31, 2024 (unaudited)

The following is a summary of the level of inputs used to value the Fund’s investments as of January 31, 2024:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$74,293,544	$—	$—	$74,293,544
	$74,293,544	$—	$—	$74,293,544

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector.

The Fund held no Level 3 securities at any time during the six months ended January 31, 2024.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

SEMI-ANNUAL REPORT | JANUARY 31, 2024

AMERICAN CONSERVATIVE VALUES ETF

Notes to Financial Statements - continuedJanuary 31, 2024 (unaudited)

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended January 31, 2024, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $1,500. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $1,500.

SEMI-ANNUAL REPORT | JANUARY 31, 2024

AMERICAN CONSERVATIVE VALUES ETF

Notes to Financial Statements - continuedJanuary 31, 2024 (unaudited)

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of January 31, 2024:

	Creation Unit Shares	Creation Transaction Fee	Value
American Conservative Values ETF	25,000	$1,500	$930,750

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

SEMI-ANNUAL REPORT | JANUARY 31, 2024

AMERICAN CONSERVATIVE VALUES ETF

Notes to Financial Statements - continuedJanuary 31, 2024 (unaudited)

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio of the Fund, subject to the policies adopted by the Trust’s Board of Trustees. Under the Advisory Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. Under the Advisory Agreement, the Advisor assumes and pays all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Investment Advisory Agreement, distribution fees or expenses under a 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at the rate of 0.75%.

The Advisor has retained Vident Asset Management (the “Sub-Advisor”), to serve as sub-advisor for the Fund. The Sub-Advisor is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Advisor, subject to the supervision of the Advisor and the Board.

SEMI-ANNUAL REPORT | JANUARY 31, 2024

AMERICAN CONSERVATIVE VALUES ETF

Notes to Financial Statements - continuedJanuary 31, 2024 (unaudited)

For the services it provides to the Fund, the Sub-Advisor is compensated by the Advisor from the advisory fees paid by the Fund to the Advisor. Fees to the Sub-Advisor are calculated daily and paid monthly, based on the daily net assets of the Fund at the following rate: 0.05% on the first $250 million in net assets; 0.04% on the next $250 million in net assets; and 0.03% on any net assets in excess of $500 million (subject to a minimum of $30,000 per year).

The Sub-Advisor was formed in 2016. The Sub-Advisor registered with the U.S. Securities and Exchange Commission as an investment advisor and commenced operations in 2019. Pursuant to a purchase agreement signed on March 24, 2023, Vident Capital Holdings, LLC (“VA Holdings”), a subsidiary of MM VAM, LLC acquired the Sub-Advisor (the “Transaction”). MM VAM, LLC is an entity controlled by Casey Crawford. The Transaction closed on July 14, 2023 (the “Closing Date”). As of the Closing Date, Mr. Crawford controls the Sub-Advisor through VA Holdings. Under the 1940 Act, the Transaction resulted in a change of control of the Sub-Advisor, which in turn resulted in the assignment and termination of the investment Sub-Advisory Agreement between the Trust, the Advisor and the Sub-Advisor (the “Former Sub-Advisory Agreement”). To avoid a lapse in sub-advisory services to the Fund, the Sub-Advisor and the Trust entered into an Interim Sub-Advisory Agreement, pursuant to the requirements of Section 15(f) and Rule 15a-4 of the 1940 Act, prior to the Transaction.

Pursuant to the Interim Sub-Advisory Agreement, the Sub-Advisor provided sub-advisory services to the Fund until shareholders approved the New Sub-Advisory Agreement. At a meeting held on October 6, 2023, the Fund’s shareholders voted to approve the New Sub-Advisory Agreement. At the meeting, Fund shareholders approved the New Sub-Advisory Agreement, and Vident Asset Management is the new sub-advisor.

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund, subject to a minimum of $25,000 per year. The Advisor pays these fees.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a partner of Practus, LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Tom Carter, Vice President of the

SEMI-ANNUAL REPORT | JANUARY 31, 2024

AMERICAN CONSERVATIVE VALUES ETF

Notes to Financial Statements - continuedJanuary 31, 2024 (unaudited)

Trust, is President of the Advisor. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King, Mr. Malaspina or Mr. Carter receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

Custodian and Transfer Agent

Citibank, N.A. serves as the Fund’s Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant pursuant to a Services Agreement. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees for these services monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term notes for the six months ended January 31, 2024 were as follows:

Purchases	Sales
$9,682,335	$9,444,945

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the six months ended January 31, 2024 were as follows:

Purchases	Sales	Realized Gain
$23,020,307	$10,207,030	$3,381,172

SEMI-ANNUAL REPORT | JANUARY 31, 2024

AMERICAN CONSERVATIVE VALUES ETF

Notes to Financial Statements - continuedJanuary 31, 2024 (unaudited)

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions during the six months ended January 31, 2024 and the year ended July 31, 2023 were as follows:

	Six months ended January 31, 2024	Year ended July 31, 2023
Distributions paid from:
Ordinary income	$309,438	$355,171
Realized gain	—	—
	$309,438	$355,171

As of January 31, 2024, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$10,531
Accumulated net realized gain (loss) on investments	1,054,530
Net unrealized appreciation (depreciation) on investments	8,512,289
$9,577,350

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$65,781,255	$10,681,205	$(2,168,916)	$8,512,289

SEMI-ANNUAL REPORT | JANUARY 31, 2024

AMERICAN CONSERVATIVE VALUES ETF

Notes to Financial Statements - continuedJanuary 31, 2024 (unaudited)

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”), and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in large blocks of 25,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the U.S. Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

	Six months ended January 31, 2024	Year ended July 31, 2023
Shares sold	650,000	575,000
Shares reinvested	—	—
Shares redeemed	(275,000)	—
Net increase (decrease)	375,000	575,000

NOTE 6 – SECTOR RISK

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the

SEMI-ANNUAL REPORT | JANUARY 31, 2024

AMERICAN CONSERVATIVE VALUES ETF

Notes to Financial Statements - continuedJanuary 31, 2024 (unaudited)

volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of January 31, 2024, the Fund had 16.68% of the value of its net assets invested in securities within the Information Technology - Software & Services sector.

NOTE 7 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SEMI-ANNUAL REPORT | JANUARY 31, 2024

ETF opportunities Trust (the “Trust”)

Supplemental Information (unaudited)

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 888-909-6030 or on the SEC’s website at https://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at https://www.sec.gov.

Quarterly Portfolio Holdings

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 888-909-6030 or on the SEC’s website at https://www.sec.gov.

Approval of Investment Advisory Agreement

This semi-annual report pertains only to the American Conservative Values ETF; however, the disclosure below pertains to that fund and the American Conservative Values Small-Cap ETF, a fund that has not commenced operations. Once the American Conservative Values Small-Cap ETF commences operations, this disclosure will be provided again in the next financial report that is prepared and applicable to that fund.

At a meeting held on September 26-27, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Ridgeline Advisory Agreement”) between the Trust and Ridgeline Research LLC (“Ridgeline”), with respect to the American Conservative Values ETF (“ACVF”) and the American Conservative Values Small-Cap ETF (“ACVSCF” and together with ACVF, the “ACV Funds”). The Board discussed the arrangements between Ridgeline and the Trust with respect to the ACV Funds, noting that Ridgeline had engaged an investment sub-adviser, Vident Investment Advisory, LLC (“Vident”) with respect to certain trading activities in the ACV Funds. The Board reflected on its discussions with the representatives from Ridgeline earlier in the Meeting regarding the manner in which the ACV Funds were managed and the roles and responsibilities of Ridgeline under the Ridgeline Advisory Agreement.

The Trustees reviewed a memorandum from counsel to the Trust (“Trust Counsel”) that addressed the Trustees’ duties when considering the continuation

SEMI-ANNUAL REPORT | JANUARY 31, 2024

ETF opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

of the Ridgeline Advisory Agreement and the responses of Ridgeline to a request for information from Trust Counsel on behalf of the Board. A copy of this memorandum had been provided to the Trustees in advance of the Meeting. The Trustees also reviewed the responses of Ridgeline to requests for information from Counsel on behalf of the Board and noted that the responses included a copy of financial information for Ridgeline, an expense comparison analysis for the ACV Funds and comparable mutual funds and ETFs, and the Ridgeline Advisory Agreement. The Trustees discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Ridgeline Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services to be provided by Ridgeline; (ii) the investment performance of the ACVF and Ridgeline; (iii) the costs of the services to be provided and profits to be realized by Ridgeline from the relationship with the ACV Funds; (iv) the extent to which economies of scale would be realized if the ACV Funds grows and whether advisory fee levels reflect those economies of scale for the benefit of their investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the Ridgeline Advisory Agreement, including: (i) information regarding the services and support to be provided by Ridgeline to the ACV Funds and their shareholders; (ii) presentations by management of Ridgeline addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the ACV Funds; (iii) information pertaining to the compliance structure of Ridgeline; (iv) disclosure information contained in the ACV Funds’ registration statement and Ridgeline’s Form ADV and/or the policies and procedures of Ridgeline; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Ridgeline Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board considered that it also requested and received various informational materials including, without limitation: (i) documents containing information about Ridgeline, including financial information, information on personnel and the services to be provided by Ridgeline to the ACV Funds, the firm’s compliance program, information on any current legal matters, and other general information; (ii) expenses of the ACV Funds and comparative expense and performance information for other ETFs with strategies similar to the ACV

SEMI-ANNUAL REPORT | JANUARY 31, 2024

ETF opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Funds prepared by an independent third party; (iii) the anticipated effect of size on the ACV Funds’ performance and expenses; and (iv) benefits anticipated to be realized by Ridgeline from its relationship with the ACV Funds.

The Board did not identify any particular information that was most relevant to its consideration to approve the Ridgeline Advisory Agreement and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Ridgeline Advisory Agreement, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by Ridgeline.

In this regard, the Board considered the responsibilities of Ridgeline under the Ridgeline Advisory Agreement. The Board reviewed the services to be provided by Ridgeline to the ACV Funds, including, without limitation, Ridgeline’s process for formulating investment recommendations and the processes of Ridgeline for assuring compliance with the ACV Funds’ investment objectives and limitations; the coordination of services by Ridgeline for the ACV Funds among the service providers; and the anticipated efforts of Ridgeline to promote the ACV Funds and grow their assets. The Board considered: the staffing, personnel, and methods of operating of Ridgeline; the education and experience of their personnel; and information provided regarding their compliance programs, policies and procedures. The Board considered the methods to be utilized by Ridgeline in supervising Vident as a sub-adviser to the ACV Funds and the relationship between Ridgeline and Vident. After reviewing the foregoing and further information from Ridgeline, the Board concluded that the quality, extent, and nature of the services to be provided by Ridgeline was satisfactory and adequate for the ACV Funds.

The investment performance of the ACVF Fund and Ridgeline.

The Board reviewed ACVF’s performance under Ridgeline’s management. They discussed the reports prepared by Broadridge Financial Solutions (“Broadridge”), and compared the performance of ACVF with the performance of its benchmark index, the S&P 500 Index (“S&P 500”), the funds in its Morningstar category, the Large Blend category, (“Category”), and a peer group selected from its Category by Broadridge (“Peer Group”). The Board noted that ACVF had outperformed the S&P 500, Category median, and Peer Group median for the 1-year period ended July 31, 2023.

SEMI-ANNUAL REPORT | JANUARY 31, 2024

ETF opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

After a detailed discussion of the ACVF’s performance, the Board concluded that the overall performance of the ACVF was in line with the Fund’s investment strategy and warranted the approval of the advisory agreement.

The Board noted that ACVSCF had not yet commenced operations. The Board considered the skillset and experience of the portfolio management team and other relevant information presented by Ridgeline, and they were satisfied with this presentation by Ridgeline.

The costs of services to be provided and profits to be realized by Ridgeline from the relationship with the ACV Funds.

In this regard, the Board considered the financial condition of Ridgeline and the level of commitment to the ACV Funds by Ridgeline. The Board also considered the expenses of the ACV Funds, including the nature and frequency of advisory payments. The Board noted the information on profitability provided by Ridgeline. The Trustees considered Funds’ unitary fee structure and compared the unitary fee of the ACV Funds to the fees of their respective Category and Peer Group (in the case of ACVSCF, the Morningstar category is Small Blend). The Trustees noted that the ACVF’s gross and net expense ratio and gross and net advisory fee were each higher than the median of its peer group and the peer group’s Morningstar category, while ACVSCF’s gross and net expense ratio and gross and net advisory fee were each lower than the median of its peer group and the peer group’s Morningstar category. The Board noted that Ridgeline does not manage separate accounts with strategies similar to the ACV Funds. The Trustees also considered the split of the advisory fees paid to Ridgeline versus those paid to Vident and the respective services provided by each to the ACV Funds. After further consideration, the Board concluded that the profitability and fees to be paid to Ridgeline were within an acceptable range in light of the services to be rendered by Ridgeline.

The extent to which economies of scale would be realized as the ACV Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the ACV Funds’ investors.

The Trustees considered that it was not anticipated that, under the current fee structure, the ACV Funds would achieve economies of scale. They noted that the unitary fee structure of the ACV Funds limits shareholders’ exposure to fee increases.

SEMI-ANNUAL REPORT | JANUARY 31, 2024

ETF opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory and sub-advisory personnel assigned to the ACV Funds; the basis of decisions to buy or sell securities for the ACV Funds; the substance and administration of the Code of Ethics and other relevant policies of Ridgeline. The Board noted that Ridgeline had represented that it does not anticipate utilizing soft dollars or commission recapture with regard to the ACV Funds. The Board also considered potential benefits for Ridgeline in managing the ACV Funds. Following further consideration and discussion, the Board concluded that the standards and practices of Ridgeline relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Ridgeline from managing the ACV Funds were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the Ridgeline Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Ridgeline Advisory Agreement.

Fund’s Liquidity Risk Management Program

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings. The Fund’s Board of Trustees approved the appointment of the Advisor as the Fund’s Liquidity Risk Management Administrator. The Advisor has appointed representatives from their compliance, trading, and portfolio management departments to assist in the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The Liquidity Risk Management Administrator performed an assessment of the Fund’s liquidity risk profile, considering information gathered and its actual experience in administering the program and presented a written report to the Board of Trustees for consideration during the period covered by this semi-annual report. The report concluded that (i) the Fund did not experience significant liquidity challenges during the covered period; (ii) the Fund’s investment strategies remain appropriate for an open-end fund; and (iii) the Fund’s liquidity risk management program is reasonably designed to assess and manage its liquidity risk.

SEMI-ANNUAL REPORT | JANUARY 31, 2024

ETF opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Special Shareholder Meeting

On October 6, 2023, a special meeting of the shareholders of the American Conservative Value ETF was held for the purpose of considering the approval of a new investment sub-advisory agreement between the Trust, on behalf of the Fund and Vident Asset Management. The investment sub-advisory agreement was approved by the shareholders of the Fund and the investment sub-advisory agreement became effective on October 6, 2023 based on the following results:

Total Outstanding Shares:	1,600,000
Total Shares Voted:	809,434
Voted For:	676,438
Voted Against:	10,831
Abstained:	122,165

SEMI-ANNUAL REPORT | JANUARY 31, 2024

AMERICAN CONSERVATIVE VALUES ETF

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, August 1, 2023 and held for the six months ended January 31, 2024.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT | JANUARY 31, 2024

AMERICAN CONSERVATIVE VALUES ETF

Fund Expenses (unaudited) - continued

	Beginning Account Value 8/1/23	Ending Account Value 1/31/24	Annualized Expense Ratio	Expenses Paid During Period Ended 7/31/24*
American Conservative Values ETF	$1,000.00	$1,037.10	0.75%	$3.84
Hypothetical**	$1,000.00	$1,021.37	0.75%	$3.81

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal period divided by 366 days in the current year.

**5% return before expenses

SEMI-ANNUAL REPORT | JANUARY 31, 2024

AMERICAN CONSERVATIVE VALUES ETF

Privacy Notice

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this semi-annual report.

Investment Advisor:

Ridgeline Research LLC
14961 Finegan Farm Drive
Darnestown, Maryland 20874

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Fund Accountant, Transfer Agent and Custodian:

Citi Fund Services Ohio, Inc. and Citibank, N.A.
4400 Easton Commons, Suite 200
Columbus, Ohio 43219

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

ITEM 1b.

Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) Schedule filed under Item 1 of the Form.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4) Change in registrant’s independent public account: Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: April 10, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: April 10, 2024

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: April 10, 2024

* Print the name and title of each signing officer under his or her signature.